PIMCO Senior Loan and Short-Term Active ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PIMCO Senior Loan and Short-Term Active ETF | PIMCO Senior Loan Active Exchange-Traded Fund
Prospectus [Line Items]
Annual Return [Percent]	6.27%	9.26%	12.96%